Variable Interest Entities and Joint Ventures (Details) - USD ($) $ in Thousands	Sep. 14, 2022	Nov. 22, 2020	Aug. 05, 2020	Sep. 07, 2021	Dec. 31, 2020	Mar. 24, 2019
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of convertible securities (in Shares)	64,843,850
The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conditional obligation (in Dollars)					$ 1,128
Liankong Technologies Co., Ltd. [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
One-time license amount paid (in Dollars)				$ 50,000
LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest			99.00%
Class A Common Stock [Member] | The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Conversion of convertible securities (in Shares)		423,053
The9 Limited [Member] | The9 Conditional Obligation [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership percentage						50.00%
Conditional obligation (in Dollars)						$ 5,000
LeSEE Zhile Technology Co., Ltd. [Member] | LeSEE [Member]
Variable Interest Entities and Joint Ventures (Details) [Line Items]
Ownership interest transferred			48.00%
Ownership interest			1.00%